PREFERRED STOCK (Details) (USD $)	0 Months Ended					12 Months Ended		0 Months Ended						1 Months Ended
	Sep. 25, 2013	Jun. 03, 2013	May 23, 2013	Mar. 04, 2013	Jan. 10, 2013	Dec. 31, 2014	Dec. 31, 2013	Mar. 20, 2015	Feb. 19, 2015	Feb. 11, 2015	Jan. 21, 2015	Dec. 19, 2014	Dec. 08, 2014	Jul. 08, 2014
Class of Stock [Line Items]
Number of shares sold					350,000
Issuance of shares for cash					$ 31,500		$ 31,500
Exercise price of warrants		$ 0.05	$ 0.10	$ 0.05
Deemed dividend for preferred stock beneficial conversion feature						720,424
Broker fees incurred						242,700
Number of common stock issued for conversion of convertible securities	1,720,000	25,000	300,000	375,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares sold														4,000
Price per unit														$ 1,000
Issuance of shares for cash														4,000,000
Stock conversion rate														$ 0.70
Shares of common stock issuable under warrants														500
Exercise price of warrants														$ 1.00
Term of warrants														3 years
Deemed dividend for preferred stock beneficial conversion feature														720,424
Dividend rate						10.00%
Preferred stock conversion, conversion rate quotient						1,000
Preferred stock conversion, common stock threshold price						$ 1.60
Preferred stock conversion, threshold trading days						40 days
Preferred stock conversion, consecutive trading days						60 days
Preferred stock conversion, average daily trade volume						50,000
Preferred stock conversion, redemption date						2017-06-30
Cumulative dividends in arrears						$ 103,736
Cumulative dividends in arrears (in dollars per share)						$ 27.66
Number of securities converted into common stock								50	200	360	250	200	50
Number of common stock issued for conversion of convertible securities								71,429	285,716	514,285	357,142	285,716	71,429